Castle Focus Fund
			Schedule of Investments
			September 30, 2020 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Production-Crops
71,000	Corteva, Inc.			$ 2,045,510	2.81%

Arrangement of Transportation of Freight & Cargo
9,000	Expeditors International Of Washington, Inc.			814,680	1.12%

Beverages
10,000	Diageo PLC **			1,376,600	1.89%

Cable & Other Pay Television Services
30,000	Comcast Corporation - Class A			1,387,800	1.90%

Communications Equipment
28,500	Cisco Systems, Inc.			1,122,615	1.54%

Electric Services
17,000	Dominion Energy, Inc.			1,341,810	1.84%

Electromedical & Electrotherapeutic Apparatus
15,000	Medtronic PLC **			1,558,800	2.14%

Fire, Marine & Casualty Insurance
2,900	Alleghany Corporation			1,509,305
27,500	Berkshire Hathaway Inc. - Class B *			5,855,850
80,000	Loews Corporation			2,780,000
17,000	The Travelers Companies, Inc.			1,839,230
				11,984,385	16.45%

Gold and Silver Ores
41,000	Agnico Eagle Mines Limited (Canada)			3,264,010
102,000	Barrick Gold Corporation (Canada)			2,867,220
26,000	Pan American Silver Corp.			835,900
				6,967,130	9.56%

Grain Mill Products
28,000	Ingredion Incorporated			2,119,040	2.91%

Hospital & Medical Service Plans
2,800	UnitedHealth Group Incorporated			872,956	1.20%

Pharmaceutical Preparations
66,000	Pfizer Inc.			2,422,200	3.32%

Pipe Lines (No Natural Gas)
95,000	Enbridge Inc. (Canada)			2,774,000	3.81%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
58,000	DuPont de Nemours, Inc.			3,217,840	4.42%

Real Estate Agents & Managers (For Others)
6,250	Jones Lang LaSalle Incorporated			597,875	0.82%

Retail - Eating & Drinking Places
16,000	Starbucks Corporation			1,374,720	1.89%

Retail - Family Clothing Stores
18,000	The TJX Companies, Inc.			1,001,700	1.37%

Services - Computer Integrated Systems Design
32,000	Cerner Corporation *			2,313,280	3.18%

Services - Education Services
1,750	Graham Holdings Company - Class B			707,193	0.97%

Services - Prepackaged Software
10,000	Guidewire Software, Inc. *			1,042,700	1.43%

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics
27,000	Unilever PLC **			1,665,360	2.29%

Wholesale - Durable Goods
46,000	HD Supply Holdings, Inc.			1,897,040	2.60%

Total for Common Stocks (Cost - $42,541,792)				50,605,234	69.46%

REAL ESTATE INVESTMENT TRUSTS
70,000	Equity Commonwealth			1,864,100	2.56%
(Cost - $2,112,027)

MONEY MARKET FUNDS
20,673,477	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.02% ***			$ 20,673,477	28.38%
(Cost - $20,673,477)

	Total Investments			73,142,811	100.40%
	(Cost - $65,327,296)

	Liabilities in Excess of Other Assets			(289,332)	-0.40%

	Net Assets			$ 72,853,479	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at September, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2020, was $65,327,296. At September 30, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

			Unrealized Gain	$ 9,663,503
			Unrealized Loss	(1,847,988)
			Unrealized Gain	$ 7,815,515

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2020:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 50,605,234	$ -	$ -	$ 50,605,234
Real Estate Investment Trusts		1,864,100	-	-	1,864,100
Money Market Funds		20,673,477	-	-	20,673,477
Total		$ 73,142,811	$ -	$ -	$ 73,142,811

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended September 30, 2020.